IMPAIRMENT OF LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2015
IMPAIRMENT OF LONG-TERM ASSETS [Abstract]
IMPAIRMENT OF LONG-TERM ASSETS

8.	IMPAIRMENT OF LONG-TERM ASSETS

Vessels

The following table presents the market value and carrying value of one of our vessels that we have determined to have a market value that is less than their carrying value as of December 31, 2015. Based on the estimated future undiscounted cash flows of the vessel, which are significantly greater than the respective carrying value, no impairment was recognized on this vessel.

(in thousands of $)

Vessel	2015 Market value(1)	2015 Carrying value	Deficit
Golar Arctic	115,000	149,600	34,600

(1) Market values are determined using reference to market comparable values as provided by independent brokers. Since vessel values can be volatile, our estimates of market value may not be indicative of either the current or future prices we could obtain if we sold any of the vessels. In addition, the determination of estimated market values may involve considerable judgment, given the illiquidity of the second-hand markets for these types of vessels.

Long-lived assets

The following table presents the impairment charge recognized in relation to surplus FSRU equipment acquired in connection with the initial conversion of the Golar Spirit to a FSRU.

(in thousands of $)	2015	2014	2013
Impairment charge	1,957	500	500

As of December 31, 2015, given the current offshore environment and lack of demand for this equipment, we recognized a full impairment charge against this item.